CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($) $ in Thousands	Total		Legacy Warrants	Public and Private Placement Warrants	Convertible Preferred stock	Common stock	Common stock Common Class A	Common stock Common Class A Public and Private Placement Warrants	Common stock Common Class B	Common stock Common Class B Legacy Warrants	Additional paid-in capital	Additional paid-in capital Legacy Warrants	Additional paid-in capital Public and Private Placement Warrants	Accumulated deficit	Treasury Stock	Accumulated other comprehensive income (loss)	Noncontrolling interest
Beginning balance (in shares) at Dec. 31, 2018					139,444,346
Beginning balance at Dec. 31, 2018					$ 447,747
Ending balance (in shares) at Dec. 31, 2019					139,444,346
Ending balance at Dec. 31, 2019	$ 447,747				$ 447,747
Beginning balance (in shares) at Dec. 31, 2018						87,362,592
Beginning balance at Dec. 31, 2018	$ (502,574)					$ 9					$ 25,313			$ (527,896)		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability (in shares)	916,527					443,179
Stock issuance for exercise of stock options, net of early exercise liability	$ 601										601
Stock-based compensation	3,301										3,301
Convertible debt conversion and other issuances	373,800
Net (loss) income	(363,737)													(363,737)
Ending balance (in shares) at Dec. 31, 2019						88,279,119			88,279,119
Ending balance at Dec. 31, 2019	(488,537)					$ 9			$ 9		403,041			(891,633)		46	0
Ending balance (in shares) at Sep. 30, 2020					139,444,346
Ending balance at Sep. 30, 2020					$ 447,747
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability (in shares)									748,591
Stock issuance for exercise of stock options, net of early exercise liability	954										954
Stock-based compensation	4,949										4,949
Unrealized holdings gain (loss) on investment securities, available-for-sale	718															718
Interests issued	3,903																3,903
Net (loss) income	(10,001)													(10,001)
Ending balance (in shares) at Sep. 30, 2020									89,027,710
Ending balance at Sep. 30, 2020	(488,014)								$ 9		408,944			(901,634)		764	3,903
Beginning balance (in shares) at Dec. 31, 2019					139,444,346
Beginning balance at Dec. 31, 2019	$ 447,747				$ 447,747
Ending balance (in shares) at Dec. 31, 2020	139,444,346				139,444,346
Ending balance at Dec. 31, 2020	$ 447,747	[1]			$ 447,747
Beginning balance (in shares) at Dec. 31, 2019						88,279,119			88,279,119
Beginning balance at Dec. 31, 2019	$ (488,537)					$ 9			$ 9		403,041			(891,633)		46	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability (in shares)	1,297,977					627,626
Stock issuance for exercise of stock options, net of early exercise liability	$ 1,748										1,748
Stock-based compensation	7,078										7,078
Interests issued	3,903																3,903
Net (loss) income	(136,392)													(136,392)
Ending balance (in shares) at Dec. 31, 2020						89,206,266			89,206,266
Ending balance at Dec. 31, 2020	(613,193)					$ 9			$ 9		411,867			(1,028,982)		10	3,903
Beginning balance (in shares) at Jun. 30, 2020					139,444,346
Beginning balance at Jun. 30, 2020					$ 447,747
Ending balance (in shares) at Sep. 30, 2020					139,444,346
Ending balance at Sep. 30, 2020					$ 447,747
Beginning balance (in shares) at Jun. 30, 2020									88,786,712
Beginning balance at Jun. 30, 2020	(501,990)								$ 9		407,115			(914,392)		1,375	3,903
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability (in shares)									240,998
Stock issuance for exercise of stock options, net of early exercise liability	329										329
Stock-based compensation	1,500										1,500
Unrealized holdings gain (loss) on investment securities, available-for-sale	(611)															(611)
Net (loss) income	12,758													12,758
Ending balance (in shares) at Sep. 30, 2020									89,027,710
Ending balance at Sep. 30, 2020	$ (488,014)								$ 9		408,944			(901,634)		764	3,903
Beginning balance (in shares) at Dec. 31, 2020	139,444,346				139,444,346
Beginning balance at Dec. 31, 2020	$ 447,747	[1]			$ 447,747
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock conversion (in shares)					(139,444,346)
Preferred stock conversion					$ (447,747)
Ending balance (in shares) at Sep. 30, 2021	0				0
Ending balance at Sep. 30, 2021	$ 0				$ 0
Beginning balance (in shares) at Dec. 31, 2020						89,206,266			89,206,266
Beginning balance at Dec. 31, 2020	(613,193)					$ 9			$ 9		411,867			(1,028,982)		10	3,903
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability (in shares)							3,859,648
Stock issuance for exercise of stock options, net of early exercise liability	5,547										5,547
Stock-based compensation	132,542										132,542
Vested restricted stock units (in shares)							20,158
Unrealized holdings gain (loss) on investment securities, available-for-sale	(620)															(620)
Preferred stock conversion (in shares)									139,444,346
Preferred stock conversion	447,747								$ 14		447,733
Issuance of common stock related to exercises of warrants (in shares)								9,408,264		7,205,490
Issuance of common stock related to exercises of warrants			$ 97,782	$ 81,673				$ 1		$ 1		$ 97,781	$ 81,672
Convertible debt conversion and other issuances (in shares)									75,084,703
Convertible debt conversion and other issuances	16,059								$ 7		16,052
Issuance of Common Stock in connection with Business Combination and PIPE offering (in shares)							146,373,904		(49,975,104)
Issuance of common stock in connection with Business Combination and PIPE offering	666,242						$ 15		$ (5)		666,232
Conversion from Class B Common Stock to Class A Common Stock (in shares)							118,646,990		(118,646,990)
Conversion from Class B Common Stock to Class A Common Stock	0						$ 12		$ (12)
Capital contribution for extinguishment of debt	126,795										126,795
Acquisition of Public and Private Placement Warrants	(147,582)										(147,582)
Treasury stock acquired	(147)														$ (147)
Net (loss) income	(400,555)													(400,555)
Ending balance (in shares) at Sep. 30, 2021							278,308,964		142,318,711
Ending balance at Sep. 30, 2021	$ 412,290						$ 28		$ 14		1,838,639			(1,429,537)	(147)	(610)	3,903
Ending balance (in shares) at Sep. 30, 2021	0				0
Ending balance at Sep. 30, 2021	$ 0				$ 0
Beginning balance (in shares) at Jun. 30, 2021							148,560,977		259,744,474
Beginning balance at Jun. 30, 2021	314,855						$ 15		$ 26		1,706,334			(1,395,010)		(413)	3,903
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability (in shares)							2,893,802
Stock issuance for exercise of stock options, net of early exercise liability	3,830										3,830
Stock-based compensation	46,803										46,803
Vested restricted stock units (in shares)							20,158
Unrealized holdings gain (loss) on investment securities, available-for-sale	(197)															(197)
Issuance of common stock related to exercises of warrants (in shares)								9,408,264
Issuance of common stock related to exercises of warrants				$ 81,673				$ 1					$ 81,672
Conversion from Class B Common Stock to Class A Common Stock (in shares)							117,425,763		(117,425,763)
Conversion from Class B Common Stock to Class A Common Stock	0						$ 12		$ (12)
Treasury stock acquired	(147)														(147)
Net (loss) income	(34,527)													(34,527)
Ending balance (in shares) at Sep. 30, 2021							278,308,964		142,318,711
Ending balance at Sep. 30, 2021	$ 412,290						$ 28		$ 14		$ 1,838,639			$ (1,429,537)	$ (147)	$ (610)	$ 3,903

[1]	Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3 (Business Combination) for additional information.